Loans and Allowance for Credit Losses - Summary of Credit Exposure by Portfolio Segment and Class of Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Commercial Real Estate | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		$ 1,274,477	$ 1,024,616
Commercial Real Estate | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		67,223	91,061
Commercial Real Estate | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	$ 1,016,967	907,018	687,815
Commercial Real Estate | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	45,627	69,724	75,105
Commercial Real Estate | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,390,658	2,333,567
Commercial Real Estate | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		941,375	1,069,824
Commercial Real Estate | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment		865,715	627,309
Commercial Real Estate | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		439,869	455,838
Commercial Real Estate | Doubtful | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		789
Commercial Real Estate | Originated Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,128,197	833,162
Commercial Real Estate | Originated Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		60,015	85,085
Commercial Real Estate | Originated Loans | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,001,783	888,608	660,573
Commercial Real Estate | Originated Loans | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	44,005	67,765	72,375
Commercial Real Estate | Originated Loans | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,342,868	2,277,979
Commercial Real Estate | Originated Loans | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		941,375	1,069,824
Commercial Real Estate | Originated Loans | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment		865,715	627,309
Commercial Real Estate | Originated Loans | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		435,755	447,426
Commercial Real Estate | Originated Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,126,679	830,883
Commercial Real Estate | Originated Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		59,145	82,976
Commercial Real Estate | Originated Loans | Pass | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,000,424	888,608	660,489
Commercial Real Estate | Originated Loans | Pass | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	43,984	67,742	72,375
Commercial Real Estate | Originated Loans | Pass | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,279,481	2,221,218
Commercial Real Estate | Originated Loans | Pass | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		670,696	724,011
Commercial Real Estate | Originated Loans | Pass | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment		849,546	601,996
Commercial Real Estate | Originated Loans | Pass | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		426,276	442,117
Commercial Real Estate | Originated Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		422	1,921
Commercial Real Estate | Originated Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		455	1,146
Commercial Real Estate | Originated Loans | Special Mention | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,359
Commercial Real Estate | Originated Loans | Special Mention | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	21	23
Commercial Real Estate | Originated Loans | Special Mention | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		36,419	14,056
Commercial Real Estate | Originated Loans | Special Mention | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		30,433	104,781
Commercial Real Estate | Originated Loans | Special Mention | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment		16,169	25,313
Commercial Real Estate | Originated Loans | Special Mention | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		9,479	212
Commercial Real Estate | Originated Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,096	358
Commercial Real Estate | Originated Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		415	963
Commercial Real Estate | Originated Loans | Substandard | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment			84
Commercial Real Estate | Originated Loans | Substandard | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		26,968	42,705
Commercial Real Estate | Originated Loans | Substandard | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		239,457	241,032
Commercial Real Estate | Originated Loans | Substandard | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment			5,097
Commercial Real Estate | ANCI Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		146,280	191,454
Commercial Real Estate | ANCI Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		7,208	5,976
Commercial Real Estate | ANCI Loans | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	15,184	18,410	27,242
Commercial Real Estate | ANCI Loans | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,622	1,959	2,730
Commercial Real Estate | ANCI Loans | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		47,790	55,588
Commercial Real Estate | ANCI Loans | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		4,114	8,412
Commercial Real Estate | ANCI Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		141,349	186,278
Commercial Real Estate | ANCI Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		7,151	5,923
Commercial Real Estate | ANCI Loans | Pass | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	15,158	18,410	27,242
Commercial Real Estate | ANCI Loans | Pass | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,311	1,618	2,391
Commercial Real Estate | ANCI Loans | Pass | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		47,269	53,233
Commercial Real Estate | ANCI Loans | Pass | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		4,114	8,389
Commercial Real Estate | ANCI Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,156	2,197
Commercial Real Estate | ANCI Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		53	39
Commercial Real Estate | ANCI Loans | Special Mention | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment			148
Commercial Real Estate | ANCI Loans | Special Mention | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment			500
Commercial Real Estate | ANCI Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,775	2,979
Commercial Real Estate | ANCI Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		4	14
Commercial Real Estate | ANCI Loans | Substandard | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	26
Commercial Real Estate | ANCI Loans | Substandard | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	311	341	191
Commercial Real Estate | ANCI Loans | Substandard | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		521	1,855
Commercial Real Estate | ANCI Loans | Substandard | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment			23
Commercial Real Estate | ACI Loans | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	92,577	99,867	133,125
Commercial Real Estate | ACI Loans | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	10,535	11,427	13,992
Commercial Real Estate | ACI Loans | Pass | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	84,995	80,463	101,297
Commercial Real Estate | ACI Loans | Pass | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	8,421	7,254	8,658
Commercial Real Estate | ACI Loans | Special Mention | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,426	5,813	2,699
Commercial Real Estate | ACI Loans | Special Mention | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	712	933	1,171
Commercial Real Estate | ACI Loans | Substandard | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment	6,156	13,591	29,129
Commercial Real Estate | ACI Loans | Substandard | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,402	3,240	4,163
Small Business Lending
Financing Receivable Recorded Investment [Line Items]
Recorded investment	207,674	194,126	151,699
Small Business Lending | Originated Loans
Financing Receivable Recorded Investment [Line Items]
Recorded investment	197,371	184,944	140,378
Small Business Lending | Originated Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Recorded investment	193,993	182,021	138,306
Small Business Lending | Originated Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,104	1,807	1,310
Small Business Lending | Originated Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,240	1,116	762
Small Business Lending | Originated Loans | Doubtful
Financing Receivable Recorded Investment [Line Items]
Recorded investment	34
Small Business Lending | ANCI Loans
Financing Receivable Recorded Investment [Line Items]
Recorded investment		9,182	11,321
Small Business Lending | ANCI Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Recorded investment		8,407	10,368
Small Business Lending | ANCI Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Recorded investment		11	8
Small Business Lending | ANCI Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Recorded investment		764	945
Small Business Lending | ANCI Loans
Financing Receivable Recorded Investment [Line Items]
Recorded investment	10,303	9,182
Small Business Lending | ANCI Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Recorded investment	9,656	8,407
Small Business Lending | ANCI Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Recorded investment	43	11
Small Business Lending | ANCI Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Recorded investment	604	764
Consumer | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,400,844	1,274,477
Consumer | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	66,389	67,223
Consumer | Originated Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,276,404	1,128,197
Consumer | Originated Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	63,431	60,015
Consumer | Originated Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,274,710	1,126,679
Consumer | Originated Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	62,525	59,145
Consumer | Originated Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	381	422
Consumer | Originated Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	860	455
Consumer | Originated Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,313	1,096
Consumer | Originated Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	46	415
Consumer | ANCI Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	124,440	146,280
Consumer | ANCI Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,958	7,208
Consumer | ANCI Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	120,001	141,349
Consumer | ANCI Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,911	7,151
Consumer | ANCI Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,951	2,156
Consumer | ANCI Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	44	53
Consumer | ANCI Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,488	2,775
Consumer | ANCI Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	3	4
Consumer | ACI Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	169,370	189,003	240,564
Consumer | ACI Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,788	2,122	3,013
Consumer | ACI Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	144,156	157,762	206,193
Consumer | ACI Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	1,564	1,821	2,519
Consumer | ACI Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	3,429	3,655	1,162
Consumer | ACI Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	13	14	16
Consumer | ACI Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment	21,785	27,586	33,209
Consumer | ACI Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	211	287	478
Commercial and Industrial | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,455,126	2,390,658
Commercial and Industrial | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment	903,876	941,375
Commercial and Industrial | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment	987,536	865,715
Commercial and Industrial | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment	382,801	439,869
Commercial and Industrial | Originated Loans | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,404,858	2,342,868
Commercial and Industrial | Originated Loans | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment	903,876	941,375
Commercial and Industrial | Originated Loans | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment	987,536	865,715
Commercial and Industrial | Originated Loans | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment	379,886	435,755
Commercial and Industrial | Originated Loans | Pass | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,339,405	2,279,481
Commercial and Industrial | Originated Loans | Pass | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment	685,087	670,696
Commercial and Industrial | Originated Loans | Pass | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment	972,111	849,546
Commercial and Industrial | Originated Loans | Pass | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment	379,834	426,276
Commercial and Industrial | Originated Loans | Special Mention | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment	912	36,419
Commercial and Industrial | Originated Loans | Special Mention | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment	26,802	30,433
Commercial and Industrial | Originated Loans | Special Mention | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment	15,425	16,169
Commercial and Industrial | Originated Loans | Special Mention | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment	52	9,479
Commercial and Industrial | Originated Loans | Substandard | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment	64,541	26,968
Commercial and Industrial | Originated Loans | Substandard | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment	176,992	239,457
Commercial and Industrial | Originated Loans | Doubtful | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment	14,995	789
Commercial and Industrial | ANCI Loans | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment	50,268	47,790
Commercial and Industrial | ANCI Loans | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,915	4,114
Commercial and Industrial | ANCI Loans | Pass | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment	43,649	47,269
Commercial and Industrial | ANCI Loans | Pass | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,915	4,114
Commercial and Industrial | ANCI Loans | Substandard | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment	6,619	521
Commercial and Industrial | ACI Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	29,297	33,090
Commercial and Industrial | ACI Loans | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		33,090	57,846
Commercial and Industrial | ACI Loans | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment	6,312	5,648	6,054
Commercial and Industrial | ACI Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	25,828	26,634
Commercial and Industrial | ACI Loans | Pass | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		26,634	40,087
Commercial and Industrial | ACI Loans | Pass | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		5,648	6,054
Commercial and Industrial | ACI Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	873	939
Commercial and Industrial | ACI Loans | Special Mention | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		939	2,004
Commercial and Industrial | ACI Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	2,562	5,484
Commercial and Industrial | ACI Loans | Substandard | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		5,484	15,726
Commercial and Industrial | ACI Loans | Substandard | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment	6,312
Commercial and Industrial | ACI Loans | Doubtful | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment	$ 34	33
Commercial and Industrial | ACI Loans | Doubtful | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		$ 33	$ 29